Shareholders' equity (Schedule of Status of Options) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of options
Outstanding at the beginning of the year	4,460,289	2,974,891
Granted	199,775	1,829,455
Exercised	(276,778)	(161,398)
Forfeited	(83,558)	(182,659)
Outstanding at the end of the year	4,299,728	4,460,289	2,974,891
Exercisable at the end of the year	1,876,598	1,662,729
Weighted-average exercise price
Outstanding at the beginning of the year	$ 9.93	$ 5.86
Granted	25.90	16.87
Exercised	7.18	5.37
Forfeited	11.46	11.07
Outstanding at the end of the year	10.82	9.93	$ 5.86
Exercisable at the end of the year	$ 7.31	$ 5.70
Weighted-average remaining contractual term (in years)
Outstanding	7 years 9 months 15 days	8 years 26 days
Exercisable at the end of the year	7 years 18 days	6 years 10 months 6 days	8 years 3 months 26 days